Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2016
Fair Value Measurements [Abstract]
Schedule of Carrying Value and Fair Values of Financial Instruments
The carrying values and fair values of financial instruments were as follows:

	30 September 2016		30 September 2015
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Derivatives
Forward exchange contracts	$193.8	$193.8	$146.7	$146.7
Interest rate management contracts	179.9	179.9	171.8	171.8
Liabilities
Derivatives
Forward exchange contracts	$82.6	$82.6	$123.5	$123.5
Interest rate management contracts	12.7	12.7	.8	.8
Long-term debt, including current portion	4,275.1	4,474.0	4,361.6	4,640.5

Schedule of Fair Value of Assets and Liabilities Measured On Recurring Basis
The following table summarizes assets and liabilities measured at fair value on a recurring basis in the consolidated balance sheets:

	30 September 2016				30 September 2015
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Assets at Fair Value
Derivatives
Forward exchange contracts	$193.8	$—	$193.8	$—	$146.7	$—	$146.7	$—
Interest rate management contracts	179.9	—	179.9	—	171.8	—	171.8	—
Total Assets at Fair Value	$373.7	$—	$373.7	$—	$318.5	$—	$318.5	$—
Liabilities at Fair Value
Derivatives
Forward exchange contracts	$82.6	$—	$82.6	$—	$123.5	$—	$123.5	$—
Interest rate management contracts	12.7	—	12.7	—	.8	—	.8	—
Total Liabilities at Fair Value	$95.3	$—	$95.3	$—	$124.3	$—	$124.3	$—

Schedule of Non-Recurring Fair Value Measurement of Long-Lived Assets Held For Sale
The following is a tabular presentation of nonrecurring fair value measurements along with the level within the fair value hierarchy in which the fair value measurement in its entirety falls:

	31 March 2016
	Total	Level 1	Level 2	Level 3	2016 Loss
Plant and Equipment — Discontinued operations(A)	$20.0	$—	$—	$20.0	$913.5

(A)
As a result of our exit from the Energy-from-Waste business, we assessed the recoverability of assets capable of being marketed on a secondary equipment market using an orderly liquidation valuation resulting in an impairment loss for the difference between the orderly liquidation value and net book value of the assets as of 31 March 2016. There were no significant changes to the estimated net realizable value as of 30 September 2016. For additional information, see Note 4, Discontinued Operations.